Supplementary Balance Sheet Information (Details Textual) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Supplementary Balance Sheet Information (Textual)
Cash and cash equivalents	$ 8.6	$ 6.8
Weighted average annual interest rate	1.06%